Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (CAP) to PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Total Shareholder Return	Midwest Community Banks Peer Group Total Shareholder Return (4)	Net Income (in thousands)	Return on Average Assets

2025	$766,019	$838,812	$315,593	$330,706	$140.80	$162.42	$60,502	1.32%
2024	670,047	670,047	377,080	390,930	122.43	141.03	47,604	1.09
2023	633,720	633,720	292,378	281,728	110.39	115.22	38,176	0.92
2022	527,713	527,713	266,656	241,406	118.69	117.48	47,753	1.20
2021	575,006	575,006	260,466	267,841	108.00	131.24	48,085	1.21

Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote	Lisa A. Shileny was designated as PEO in 2025. The PEO for the periods prior to 2025 was Dwight O. Seegmiller. The NEOs for the years 2021 and 2022 were Mr. Schueller, Mr. Finer, Mr. Ropp and Ms. Shileny. The NEOs for 2023 and 2024 were Mr. Roetlin, Mr. Finer, Ms. Shileny and Mr. Globokar. The NEOs for 2025 were Mr. Roetlin, Mr. Finer, Mr. Globokar, and Ms. Nelson.
Peer Group Issuers, Footnote	The Midwest Community Banks peer group reflects the performance of bank holding companies operating principally in the Midwest in the following states: Iowa, Illinois, Kansas, Minnesota, Missouri, Nebraska, North Dakota, South Dakota and Wisconsin.
PEO Total Compensation Amount	$ 766,019	$ 670,047	$ 633,720	$ 527,713	$ 575,006
PEO Actually Paid Compensation Amount	$ 838,812	670,047	633,720	527,713	575,006
Adjustment To PEO Compensation, Footnote

	2025		2024		2023		2022		2021
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	(133,040)	(15,200)	—	(41,250)	—	(56,850)	—	—	—	(23,813)
Year-end fair value of current year award	147,760	16,300	—	43,200	—	56,100	—	—	—	25,500
Year-over-year change in fair value of unvested awards	54,273	12,113	—	11,100	—	(8,700)	—	800	—	5,688
Change in value of awards vesting during the current year	3,800	1,900	—	800	—	(1,200)	—	200	—	—
Less the value of awards forfeited during the year	—	—	—	—	—	—	—	(26,250)	—	—
Dividends paid on unvested awards	—	—	—	—	—	—	—	—	—	—
Total adjustments	72,793	15,113	—	13,850	—	(10,650)	—	(25,250)	—	7,375

Non-PEO NEO Average Total Compensation Amount	$ 315,593	377,080	292,378	266,656	260,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ 330,706	390,930	281,728	241,406	267,841
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023		2022		2021
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less grant date value of equity awards	(133,040)	(15,200)	—	(41,250)	—	(56,850)	—	—	—	(23,813)
Year-end fair value of current year award	147,760	16,300	—	43,200	—	56,100	—	—	—	25,500
Year-over-year change in fair value of unvested awards	54,273	12,113	—	11,100	—	(8,700)	—	800	—	5,688
Change in value of awards vesting during the current year	3,800	1,900	—	800	—	(1,200)	—	200	—	—
Less the value of awards forfeited during the year	—	—	—	—	—	—	—	(26,250)	—	—
Dividends paid on unvested awards	—	—	—	—	—	—	—	—	—	—
Total adjustments	72,793	15,113	—	13,850	—	(10,650)	—	(25,250)	—	7,375

Compensation Actually Paid vs. Total Shareholder Return

Comparison of Compensation Actually Paid (CAP) to Cumulative Total Shareholder Return (TSR) (Value of Initial $100 Investment)
	2025 ($)	2024 ($)	2025 - 2024 (%)	2023 ($)	2024 - 2023 (%)	2022 ($)	2023 - 2022 (%)	2021 ($)	2022 - 2021 (%)
Hills Bancorporation TSR	140.8	122.43	15.00	110.39	10.91	118.69	(6.99)	108.00	9.90
Midwest Community Banks TSR	162.42	141.03	15.17	115.22	22.40	117.48	(1.92)	131.24	(10.48)
CAP to PEO (in thousands)	839	670	25.22	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	331	391	(15.35)	282	38.65	241	17.01	268	(10.07)
The PEO compensation actually paid increased/(decreased) 25.22%, 5.68%, 20.08%, and (8.17)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of 15.00%, 10.91%, (6.99)%, and 9.90% for the same periods.
	The Other NEOs compensation actually paid increased/(decreased) (15.35)%, 38.65%, 17.01%, and (10.07)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of 15.00%, 10.91%, (6.99)%, and 9.90% for the same periods.
Compensation Actually Paid vs. Net Income

Comparison of Compensation Actually Paid (CAP) to Net Income and Return on Average Assets
	2025	2024	2025 - 2024 (%)	2023	2024 - 2023 (%)	2022	2023 - 2022 (%)	2021	2022 - 2021 (%)
CAP to PEO ($ in thousands)	839	670	25.22	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs ($ in thousands)	331	391	(15.35)	282	38.65	241	17.01	268	(10.07)
Net Income ($ in millions)	60.50	47.60	27.10	38.18	24.67	47.75	(20.04)	48.09	(0.71)
Return on Average Assets (%)	1.32	1.09	21.10	0.92	18.48	1.20	(23.33)	1.21	(0.83)
The PEO compensation actually paid increased/(decreased) 25.22%, 5.68%, 20.08%, and (8.17)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 27.10%, 24.67%, (20.04)%, and (0.71)% for the same periods. Return on average assets of the Company increased/(decreased) 21.10%, 18.48%, (23.33)%, and (0.83)% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) (15.35%), 38.65%, 17.01%, and (10.07)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 27.10%, 24.67%, (20.04)%, and (0.71)% for the same periods. Return on average assets of the Company increased/(decreased) 21.10%, 18.48%, (23.33)%, and (0.83)% for the same periods.

Compensation Actually Paid vs. Company Selected Measure

Comparison of Compensation Actually Paid (CAP) to Net Income and Return on Average Assets
	2025	2024	2025 - 2024 (%)	2023	2024 - 2023 (%)	2022	2023 - 2022 (%)	2021	2022 - 2021 (%)
CAP to PEO ($ in thousands)	839	670	25.22	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs ($ in thousands)	331	391	(15.35)	282	38.65	241	17.01	268	(10.07)
Net Income ($ in millions)	60.50	47.60	27.10	38.18	24.67	47.75	(20.04)	48.09	(0.71)
Return on Average Assets (%)	1.32	1.09	21.10	0.92	18.48	1.20	(23.33)	1.21	(0.83)
The PEO compensation actually paid increased/(decreased) 25.22%, 5.68%, 20.08%, and (8.17)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 27.10%, 24.67%, (20.04)%, and (0.71)% for the same periods. Return on average assets of the Company increased/(decreased) 21.10%, 18.48%, (23.33)%, and (0.83)% for the same periods.
The Other NEOs compensation actually paid increased/(decreased) (15.35%), 38.65%, 17.01%, and (10.07)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the Net Income of the Company of 27.10%, 24.67%, (20.04)%, and (0.71)% for the same periods. Return on average assets of the Company increased/(decreased) 21.10%, 18.48%, (23.33)%, and (0.83)% for the same periods.

Total Shareholder Return Vs Peer Group

Comparison of Compensation Actually Paid (CAP) to Cumulative Total Shareholder Return (TSR) (Value of Initial $100 Investment)
	2025 ($)	2024 ($)	2025 - 2024 (%)	2023 ($)	2024 - 2023 (%)	2022 ($)	2023 - 2022 (%)	2021 ($)	2022 - 2021 (%)
Hills Bancorporation TSR	140.8	122.43	15.00	110.39	10.91	118.69	(6.99)	108.00	9.90
Midwest Community Banks TSR	162.42	141.03	15.17	115.22	22.40	117.48	(1.92)	131.24	(10.48)
CAP to PEO (in thousands)	839	670	25.22	634	5.68	528	20.08	575	(8.17)
Average CAP to Other NEOs (in thousands)	331	391	(15.35)	282	38.65	241	17.01	268	(10.07)
The PEO compensation actually paid increased/(decreased) 25.22%, 5.68%, 20.08%, and (8.17)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of 15.00%, 10.91%, (6.99)%, and 9.90% for the same periods.
	The Other NEOs compensation actually paid increased/(decreased) (15.35)%, 38.65%, 17.01%, and (10.07)% for the years 2025, 2024, 2023, and 2022, respectively, as compared to the increases/(decreases) in the TSR of the Company of 15.00%, 10.91%, (6.99)%, and 9.90% for the same periods.
Tabular List, Table

Financial Performance Measures

Net Income
Net Interest Margin
Return on Average Assets
Return on Average Equity
Efficiency Ratio

Total Shareholder Return Amount	$ 140.80	122.43	110.39	118.69	108.00
Peer Group Total Shareholder Return Amount	162.42	141.03	115.22	117.48	131.24
Net Income (Loss)	$ 60,502,000	$ 47,604,000	$ 38,176,000	$ 47,753,000	$ 48,085,000
Company Selected Measure Amount	0.0132	0.0109	0.0092	0.0120	0.0121
PEO Name	Lisa A. Shileny	Dwight O. Seegmiller	Dwight O. Seegmiller	Dwight O. Seegmiller	Dwight O. Seegmiller
Additional 402(v) Disclosure	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Average Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 72,793	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,040)	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,760	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,273	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,800	0	0	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,113	13,850	(10,650)	(25,250)	7,375
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,200)	(41,250)	(56,850)	0	(23,813)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,300	43,200	56,100	0	25,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,113	11,100	(8,700)	800	5,688
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,900	800	(1,200)	200	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(26,250)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0